RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On July 15, 2021, the Sponsor paid $25,000 to cover certain offering costs on behalf of the Company in exchange for issuance of 6,325,000 Class B ordinary shares (the “Founder Shares”).

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell (i) any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 800,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, including 66,000 Private Placement Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $8,000,000. Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Share”) and one-half of one warrant (“Private Placement Warrant”). The Private Placement Warrants are identical to the Public Warrants sold in the Initial Public Offering, except that the Private Placement Warrants (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units will expire worthless (see Note 6).

Administrative Support Agreement

The Company entered into an agreement, commencing on December 10, 2021, to pay the Sponsor a total of up to $25,000 per month for certain office space, utilities, and secretarial and administrative support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. The Company incurred $75,000 and $75,000 in expenses under this agreement for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023 and December 31, 2022, amounts of $25,000 and $0, respectively, were accrued by the Company for expenses incurred under this agreement.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an initial Business Combination, the Company may repay such loaned amounts out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into Private Placement Units of the post-Business Combination entity at a price of $10.00 per Unit at the option of the lender. The Units would be identical to the

Private Placement Units. As of March 31, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Due From Sponsor

On March 10, 2023, the Company transferred $180,000 from the operating bank account to the Sponsor out of precaution following the closure of Silicon Valley Bank. On March 28, 2023, the Sponsor returned $75,000 to the Company. As of March 31, 2023, $105,000 is due from the Sponsor.

NOTE 4.   RELATED PARTY TRANSACTIONS

Founder Shares

On July 15, 2021, the Sponsor paid $25,000 to cover certain offering costs on behalf of the Company in exchange for issuance of 6,325,000 Class B ordinary shares (the “Founder Shares”).

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell (i) any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 800,000 private placement units at a price of $10.00 per private placement unit in a private placement to the Sponsor, including 66,000 private placement units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $8,000,000. Each private placement unit consists of one Class A ordinary share and one-half of one warrant (“private placement warrant”). The private placement warrants are identical to the public warrants sold in the Initial Public Offering, except that the private placement warrants (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the private placement units held in the trust account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the private placement units will expire worthless (see Note 6).

Administrative Support Agreement

The Company entered into an agreement, commencing on December 10, 2021, to pay the Sponsor a total of up to $25,000 per month for certain office space, utilities, and secretarial and administrative support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. The Company incurred and paid $300,000 and $16,935 in expenses under this agreement for the year ended December 31, 2022 and for the period from July 2, 2021 (inception) through December 31, 2021, respectively.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an initial Business Combination, the Company may repay such loaned amounts out of the proceeds of the trust account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from the trust account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into private placement units of the post-Business Combination entity at a price of $10.00 per Unit at the option of the lender. The Units would be identical to the private placement units. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.